SHORT-TERM LOANS (Details)									3 Months Ended
	Aug. 29, 2023 USD ($)	Aug. 29, 2023 CNY (¥)	Jul. 24, 2023 USD ($)	Jul. 24, 2023 CNY (¥)	Jun. 14, 2023 USD ($)	Jun. 14, 2023 CNY (¥)	Feb. 14, 2022 USD ($)	Feb. 14, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022	Aug. 31, 2022	May 31, 2022	May 13, 2021 USD ($)	May 13, 2021 CNY (¥)
SHORT-TERM LOANS
Loan repaid	$ 183	¥ 1,300	$ 563	¥ 4,000	$ 2,113	¥ 15,000
LOC from China Construction Bank
SHORT-TERM LOANS
Maximum borrowing capacity under the LOC														$ 144,955	¥ 1,000,000
Interest rate (as a percent)												3.95%	4.20%	4.2525%	4.2525%
Amount borrowed							$ 144,955	¥ 1,000,000
Loan from unrelated individual
SHORT-TERM LOANS
Interest rate (as a percent)											4.2525%
Amount borrowed									$ 227,724	¥ 1,571,000